Organization and Nature of Business	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Nature of Business

Note 2. Organization and Nature of Business

Quanterix Corporation is a life sciences company that has developed next generation, ultra-sensitive digital immunoassay platforms that advance life sciences research and diagnostics. The Company’s platforms are based on its proprietary digital “Simoa” detection technology and enable customers to reliably detect protein biomarkers in ultra-low concentrations in blood, serum, and other fluids that, in many cases, are undetectable using conventional, analog immunoassay technologies. The ability of the Company’s Simoa platforms to detect proteins in the femtomolar range is enabling the development of novel therapies and diagnostics and has the potential to facilitate a paradigm shift in healthcare from an emphasis on treatment to a focus on earlier detection, monitoring, prognosis, and, ultimately, prevention.

The Company also provides contract research services for customers and Laboratory Developed Test (“LDT”) services through its Clinical Laboratory Improvement Amendments of 1988 (“CLIA”) certified Accelerator Laboratory (the “Accelerator Laboratory”). The Accelerator Laboratory provides customers with access to its Simoa technology and its Lucent Diagnostics clinical testing services (launched in July 2023) and supports multiple projects and services, including sample testing, homebrew assay development, custom assay development, and blood-based biomarker testing.

Note 2. Organization and Nature of Business

Quanterix is a life sciences company that has developed next-generation, ultra-sensitive digital immunoassay platforms that advance life sciences research and diagnostics. The Company’s platforms are based on its proprietary digital “Simoa” detection technology and enable customers to reliably detect protein biomarkers in ultra- low concentrations in blood, serum, and other fluids that, in many cases, are undetectable using conventional, analog immunoassay technologies. The ability of the Company’s Simoa platforms to detect proteins in the femtomolar range is enabling the development of novel therapies and diagnostics and has the potential to facilitate a paradigm shift in healthcare from an emphasis on treatment to a focus on earlier detection, monitoring, prognosis, and, ultimately, prevention.

The Company also provides contract research services for customers and Laboratory Developed Test (“LDT”) services through its CLIA-certified Accelerator Laboratory (the “Accelerator Laboratory”). The Accelerator Laboratory provides customers with access to Simoa technology and supports multiple projects and services, including sample testing, homebrew assay development, custom assay development, and blood-based biomarker testing. To date, the Company has completed over 2,200 projects for more than 480 customers from all over the world using its Simoa platforms.

Liquidity (As Restated)

The Company has recognized annual losses from operations since inception and has an accumulated deficit of $431.6 million as of December 31, 2023. The Company incurred net losses of $28.4 million, $99.6 million, and $55.5 million for the years ended December 31, 2023, 2022, and 2021, respectively. As of December 31, 2023, the Company had cash and cash equivalents of $174.4 million and marketable securities of $146.9 million. The Company expects that its current cash, cash equivalents, and marketable securities will be sufficient to fund its operations for a period of at least one year from the date the Consolidated Financial Statements are issued.